[graphic of mountains]

================================================================================
                                     Semiannual Report February 28, 2002

Oppenheimer
Enterprise Fund

                                              [logo] OppenheimerFunds(R)
                                                     The Right Way to Invest

REPORT HIGHLIGHTS

      CONTENTS
 1    Letter to
      Shareholders

 3    An Interview
      with Your Fund's
      Manager

 8    Financial
      Statements

28    Officers and
      Trustees

Fund Objective
Oppenheimer Enterprise Fund seeks capital appreciation.

---------------------------------------------
Cumulative Total Returns*

                 For the Six-Month Period
                 Ended 2/28/02

                 Without          With
                 Sales Chg.       Sales Chg.
---------------------------------------------
Class A          -20.04%          -24.64%
---------------------------------------------
Class B          -20.32           -24.31
---------------------------------------------
Class C          -20.37           -21.16
---------------------------------------------
Class N          -20.13           -20.93
---------------------------------------------
Class Y          -19.87
---------------------------------------------

Average Annual Total Returns*

                 For the 1-Year Period
                 Ended 2/28/02

                 Without          With
                 Sales Chg.       Sales Chg.
---------------------------------------------
Class A          -32.29%          -36.19%
---------------------------------------------
Class B          -32.80           -36.16
---------------------------------------------
Class C          -32.82           -33.49
---------------------------------------------
Class N          -32.92           -33.59
---------------------------------------------
Class Y          -32.02
---------------------------------------------

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 7 for further details.

LETTER TO SHAREHOLDERS

[photo of John V. Murphy]

John V. Murphy
President
Oppenheimer
Enterprise Fund

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.
     For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
     The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
     While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.
     Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

                        1 | OPPENHEIMER ENTERPRISE FUND

LETTER TO SHAREHOLDERS

     This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
     In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
     I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that make OppenheimerFunds an integral part of The Right Way to Invest.

Sincerely,

/s/ John V. Murphy

John V. Murphy
March 21, 2002

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

                        2 | OPPENHEIMER ENTERPRISE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Portfolio Management
Team
Subrata Ghose
Julie Ryan
James Turner
(Portfolio Manager)

How would you characterize Oppenheimer Enterprise Fund's performance during the six-month period that ended February 28, 2002?
A. The Fund's performance suffered during the period as a result of high levels of volatility, particularly among the kinds of high growth companies in which we invest. We positioned the Fund defensively in light of a recessionary economic environment, but failed to benefit from a sharp rebound in growth-oriented stocks that occurred in the aftermath of the September 11 events. While we are disappointed with these results, we believe we have repositioned the Fund to avoid such problems in the future, and to take advantage of more favorable conditions for growth-oriented stocks.

What made this such a challenging period?
The beginning of the period saw a continuation of the economic downturn that began in mid 2000. Weakness in several areas of the economy drove the United States into recession after nearly a decade of growth, and pushed the stock market into bear territory. September 11 only exacerbated these conditions. However, stock prices rebounded in the months that followed, with the greatest gains occurring in growth-oriented sectors of the market.
     The market's advances were challenged as 2002 began. Many growth-oriented companies reported unclear prospects for near-term earnings and revenues. Accounting irregularities surfaced at a few enterprises, causing them to file for bankruptcy and raising broader concerns regarding the integrity of corporate reporting procedures. Conversely, most growth-oriented stocks proved more resilient in spite of these difficulties. Falling interest rates and improving economic indicators led many investors to anticipate a return to growth in 2002, and market strength, once heavily concentrated in technology, broadened across multiple industry sectors.

                        3 | OPPENHEIMER ENTERPRISE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

How did you manage the Fund in light of these conditions?
Our well-defined discipline generally guides us away from making investments in overly complex organizations that lack financial transparency. As a result, we avoided losses directly associated with the well-publicized bankruptcies that hurt many other investors in early 2002. Nevertheless, some of the Fund's holdings declined in the face of the growing aversion to even moderately aggressive accounting practices.
     The market's high level of volatility undermined performance in other ways as well. Our reading of the economic environment had led us to adopt a defensive position in early 2001. Generally, we reduced the Fund's exposure to technology and increased our exposure to areas, such as healthcare, that tend to be somewhat insulated from the impact of a slowing economy. To further cushion the impact of the difficult climate for growth stocks on Fund performance, we also allocated an unusually high percentage of assets to cash. These moves worked well during most of 2001, when technology stocks suffered steady losses. However, our defensive positions proved counterproductive when technology stocks rallied later in the year and healthcare stocks slumped. We have responded by putting most of the Fund's cash back to work and gradually adopting a more aggressive posture in light of indications that an economic recovery may be on the horizon.

                        4 | OPPENHEIMER ENTERPRISE FUND

Average Annual Total Returns with Sales Charge

For the Periods Ended 3/31/02(2)

Class A                         Since
1-Year          5-Year          Inception
------------------------------------------
-22.85%         3.48%           8.05%

Class B                         Since
1-Year          5-Year          Inception
------------------------------------------
-22.83%         3.61%           8.30%

Class C                         Since
1-Year          5-Year          Inception
------------------------------------------
-19.63%         3.97%           8.26%

Class N                         Since
1-Year          5-Year          Inception
------------------------------------------
-19.28%         N/A             -28.07%

Class Y                         Since
1-Year          5-Year          Inception
------------------------------------------
-17.88%         N/A             -14.36%

What investments had the greatest impact on performance?
We were hurt by declines among companies in the capital goods sector, an area particularly hard hit by the recession. Other individual holdings in a variety of industry sectors also suffered from company- or industry-specific problems.
     On the other hand, returns benefited from our investments in the financial sector. Specifically, we decreased our holdings in thrift institutions and government agencies that benefit from falling interest rates. Instead, we focused on entities that we believe are better positioned for a return to growth, such as Concord EFS, Inc., and USA Education, Inc.(1)

What is your outlook for the coming months?
Although we have not yet seen clear evidence of economic recovery, a variety of economic indicators lead us to believe we are approaching a transition from recession to renewed growth. Accordingly, we are gradually positioning the Fund to take advantage of a return to faster growth. At the same time, we have reduced our overweights and underweights of most industry sectors to keep the Fund's portfolio more closely in line with our benchmark, Russell 1000 Growth Index. Our goal is to add value by choosing stocks in the fastest growing companies in the Russell 1000 Growth Index on a company-by-company basis. That's the approach that makes Oppenheimer Enterprise Fund part of The Right Way to Invest.

1. The Fund's holdings and allocations are subject to change.
2. See Notes on page 7 for further details.

                        5 | OPPENHEIMER ENTERPRISE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Sector Allocation(3)

[pie chart]

o  Healthcare          42.4%

    Healthcare/
    Supplies &
    Services           24.0

    Healthare/
    Drugs              18.4

o  Financial           16.7

o  Consumer
   Cyclicals           15.8

o  Technology          13.2

o  Utilities            4.6

o  Communication
   Services             2.6

o  Consumer
   Staples              2.5

o  Capital Goods        1.9

o  Basic Materials      0.3

[end pie chart]

Top Five Common Stock Industries(4)
-------------------------------------------------------
Healthcare/Supplies & Services                   22.6%
-------------------------------------------------------
Healthcare/Drugs                                 17.3
-------------------------------------------------------
Diversified Financial                            11.6
-------------------------------------------------------
Retail: Specialty                                 8.2
-------------------------------------------------------
Computer Software                                 7.5

Top Ten Common Stock Holdings(4)
-------------------------------------------------------
IDEC Pharmaceuticals Corp.                        5.5%
-------------------------------------------------------
Concord EFS, Inc.                                 5.3
-------------------------------------------------------
Gilead Sciences, Inc.                             5.0
-------------------------------------------------------
USA Education, Inc.                               4.9
-------------------------------------------------------
McKesson Corp.                                    4.3
-------------------------------------------------------
Kinder Morgan, Inc.                               4.3
-------------------------------------------------------
Radian Group, Inc.                                4.1
-------------------------------------------------------
King Pharmaceuticals, Inc.                        4.0
-------------------------------------------------------
Baxter International, Inc.                        3.9
-------------------------------------------------------
SAP AG (Systeme, Anwendungen, Produkte in der
Datenverarbeitung), Sponsored ADR                 3.6

3. Portfolio is subject to change. Percentages are as of February 28, 2002, and are based on total market value of common stock holdings.
4. Portfolio is subject to change. Percentages are as of February 28, 2002, and are based on net assets.

                        6 | OPPENHEIMER ENTERPRISE FUND

NOTES

In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the Prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the Prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 11/7/95. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 11/7/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/7/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. For this reason, the cumulative total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 4/1/99. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                        7 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  February 28, 2002 / Unaudited

                                                                      Market Value
                                                          Shares        See Note 1
===================================================================================
Common Stocks--93.9%
-----------------------------------------------------------------------------------
Basic Materials--0.2%
-----------------------------------------------------------------------------------
Chemicals--0.2%
Mykrolis Corp.(1)                                         67,681       $   717,419
-----------------------------------------------------------------------------------
Capital Goods--1.8%
-----------------------------------------------------------------------------------
Manufacturing--1.8%
Millipore Corp.                                          100,000         5,220,000
-----------------------------------------------------------------------------------
Communication Services--2.4%
-----------------------------------------------------------------------------------
Telecommunications: Long Distance--2.4%
Broadcom Corp., Cl. A(1)                                 150,000         4,597,500
-----------------------------------------------------------------------------------
Comverse Technology, Inc.(1)                             150,000         2,347,500
                                                                       ------------
                                                                         6,945,000

-----------------------------------------------------------------------------------
Consumer Cyclicals--14.9%
-----------------------------------------------------------------------------------
Retail: General--6.7%
Costco Wholesale Corp.(1)                                 50,000         2,063,000
-----------------------------------------------------------------------------------
Dollar Tree Stores, Inc.(1)                              300,000         9,612,000
-----------------------------------------------------------------------------------
Family Dollar Stores, Inc.                               120,000         3,940,800
-----------------------------------------------------------------------------------
Kohl's Corp.(1)                                           50,000         3,383,500
                                                                       ------------
                                                                        18,999,300

-----------------------------------------------------------------------------------
Retail: Specialty--8.2%
Bed Bath & Beyond, Inc.(1)                               300,000        10,020,000
-----------------------------------------------------------------------------------
Circuit City Stores, Inc./CarMax Group(1)                175,000         4,679,500
-----------------------------------------------------------------------------------
Lowe's Cos., Inc.                                        100,000         4,525,000
-----------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                     200,000         3,994,000
                                                                       ------------
                                                                        23,218,500

-----------------------------------------------------------------------------------
Consumer Staples--2.3%
-----------------------------------------------------------------------------------
Broadcasting--2.3%
Adelphia Communications Corp., Cl. A(1)                  300,000         6,585,000
-----------------------------------------------------------------------------------
Financial--15.7%
-----------------------------------------------------------------------------------
Diversified Financial--11.6%
Capital One Financial Corp.                               80,083         3,945,689
-----------------------------------------------------------------------------------
Concord EFS, Inc.(1)                                     500,000        15,015,000
-----------------------------------------------------------------------------------
USA Education, Inc.                                      150,000        13,912,500
                                                                       ------------
                                                                        32,873,189

                        8 | OPPENHEIMER ENTERPRISE FUND

                                                                      Market Value
                                                          Shares        See Note 1
-----------------------------------------------------------------------------------
Insurance--4.1%
Radian Group, Inc.                                       250,000      $ 11,667,500
-----------------------------------------------------------------------------------
Healthcare--39.9%
-----------------------------------------------------------------------------------
Healthcare/Drugs--17.3%
Forest Laboratories, Inc.(1)                             100,000         7,952,000
-----------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                 200,000        14,092,000
-----------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(1)                            250,000        15,705,000
-----------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(1)                            366,666        11,388,646
                                                                      -------------
                                                                        49,137,646

-----------------------------------------------------------------------------------
Healthcare/Supplies & Services--22.6%
Allergan, Inc.                                            95,000         6,159,800
-----------------------------------------------------------------------------------
Bard (C.R.), Inc.                                         60,000         3,264,000
-----------------------------------------------------------------------------------
Baxter International, Inc.                               200,000        11,096,000
-----------------------------------------------------------------------------------
Cytyc Corp.(1)                                           400,000         9,384,000
-----------------------------------------------------------------------------------
Lincare Holdings, Inc.(1)                                300,000         7,548,000
-----------------------------------------------------------------------------------
McKesson Corp.                                           350,000        12,337,500
-----------------------------------------------------------------------------------
Tenet Healthcare Corp.(1)                                 75,000         4,331,250
-----------------------------------------------------------------------------------
Varian Medical Systems, Inc.(1)                          250,000        10,095,000
                                                                      -------------
                                                                        64,215,550

-----------------------------------------------------------------------------------
Technology--12.4%
-----------------------------------------------------------------------------------
Computer Hardware--3.4%
Brocade Communications Systems, Inc.(1)                  250,000         5,492,500
-----------------------------------------------------------------------------------
Emulex Corp.(1)                                           35,000         1,136,100
-----------------------------------------------------------------------------------
Marvell Technology Group Ltd.(1)                         100,000         3,069,000
                                                                      -------------
                                                                         9,697,600

-----------------------------------------------------------------------------------
Computer Services--1.5%
Cerner Corp.(1)                                          100,000         4,344,000
-----------------------------------------------------------------------------------
Computer Software--7.5%
Agile Software Corp.(1)                                  250,000         2,512,500
-----------------------------------------------------------------------------------
BEA Systems, Inc.(1)                                     200,000         2,542,000
-----------------------------------------------------------------------------------
E.piphany, Inc.(1)                                       750,000         5,962,500
-----------------------------------------------------------------------------------
SAP AG (Systeme, Anwendungen, Produkte in der
Datenverarbeitung), Sponsored ADR                        300,000        10,251,000
                                                                      -------------
                                                                        21,268,000

-----------------------------------------------------------------------------------
Utilities--4.3%
----------------------------------------------------------------------------------
Gas Utilities--4.3%
Kinder Morgan, Inc.                                      300,000        12,300,000
                                                                      -------------
Total Common Stocks (Cost $272,162,313)                                267,188,704

                        9 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                                               Market Value
                                                                                                 Shares          See Note 1
================================================================================================================================
Preferred Stocks--0.6%

Abgenix, Inc., PIPE(1,2)                                                                        100,000        $  1,263,500
-------------------------------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series C(1,2,3)                                                  514,139             256,350
-------------------------------------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C(1,2,3)                                                           543,478             212,065
                                                                                                               ----------------
Total Preferred Stocks (Cost $17,000,000)                                                                         1,731,915

================================================================================================================================
Other Securities--1.9%

Nasdaq-100 Unit Investment Trust(1)(Cost $5,564,196)                                            158,300           5,347,374

                                                                                              Principal
                                                                                                 Amount
================================================================================================================================
Convertible Corporate Bonds and Notes--0.1%

Kestrel Solutions, Inc., 5.50% Cv. Sub. Nts., 7/15/05(2)(Cost $3,000,000)                    $3,000,000             405,000

================================================================================================================================
Repurchase Agreements--3.0%

Repurchase agreement with Banc One Capital Markets, Inc.,
1.85%, dated 2/28/02, to be repurchased at $8,429,433 on 3/1/02, collateralized by U.S. Treasury Nts., 3%-6.125%, 6/30/03-8/15/07,
with a value of $7,402,139 and U.S. Treasury Bills, 3/28/02,
with a value of $1,202,433 (Cost $8,429,000)                                                  8,429,000           8,429,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $306,155,509)                                                    99.5%        283,101,993
-------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                     0.5           1,371,070
                                                                                            ------------------------------------
Net Assets                                                                                        100.0%       $284,473,063
                                                                                            ====================================

Footnotes to Statement of Investments

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment CompanyAct of 1940, at or during the period ended February 28, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 2002, amounts to $468,415. Transactions during the period in which the issuer was an affiliate are as follows:

                                      Shares                                       Shares
                                  August 31,          Gross          Gross   February 28,      Unrealized
                                        2001      Additions     Reductions           2002    Depreciation
----------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Axsun Technologies, Inc., Cv.,
Series C                             514,139             --             --        514,139      $5,743,652
Multiplex, Inc., Cv., Series C       543,478             --             --        543,478       3,787,933

See accompanying Notes to Financial Statements.

                       10 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

February 28,2002
==================================================================================================
Assets

Investments, at value--see accompanying statement:
Unaffiliated companies (cost $296,155,509)                                          $282,633,578
Affiliated companies (cost $10,000,000)                                                  468,415
                                                                                    --------------
                                                                                     283,101,993
--------------------------------------------------------------------------------------------------
Cash                                                                                     318,565
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                      11,131,923
Shares of beneficial interest sold                                                       213,833
Interest and dividends                                                                    82,494
Other                                                                                      7,383
                                                                                    --------------
Total assets                                                                         294,856,191

==================================================================================================
Liabilities

Payables and other liabilities:
Investments purchased                                                                  9,145,233
Shares of beneficial interest redeemed                                                   853,749
Shareholder reports                                                                      180,308
Distribution and service plan fees                                                       116,559
Trustees' compensation                                                                    70,928
Transfer and shareholder servicing agent fees                                                 96
Other                                                                                     16,255
                                                                                    --------------
Total liabilities                                                                     10,383,128

==================================================================================================
Net Assets                                                                          $284,473,063
                                                                                    ==============

==================================================================================================
Composition of Net Assets

Paid-in capital                                                                     $634,295,240
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                       (2,038,661)
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                            (324,730,000)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                           (23,053,516)
                                                                                    --------------
Net Assets                                                                          $284,473,063
                                                                                    ==============

                       11 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued

Unaudited
============================================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$163,680,685 and 13,715,744 shares of beneficial interest outstanding)                             $11.93
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                        $12.66
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $84,742,484
and 7,505,716 shares of beneficial interest outstanding)                                           $11.29
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $18,346,150
and 1,623,086 shares of beneficial interest outstanding)                                           $11.30
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $230,784
and 19,401 shares of beneficial interest outstanding)                                              $11.90
------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $17,472,960 and 1,448,929 shares of beneficial interest outstanding)                     $12.06

See accompanying Notes to Financial Statements.

                       12 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF OPERATIONS  Unaudited

For the Six Months Ended February 28, 2002
==============================================================================================
Investment Income

Interest                                                                        $    794,258
----------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $5,321)                               334,454
                                                                                --------------
Total income                                                                       1,128,712

==============================================================================================
Expenses

Management fees                                                                    1,252,309
----------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                              230,174
Class B                                                                              514,557
Class C                                                                              107,833
Class N                                                                                  398
----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                              495,434
Class B                                                                              262,273
Class C                                                                               54,790
Class N                                                                                  393
Class Y                                                                               38,366
----------------------------------------------------------------------------------------------
Shareholder reports                                                                  242,380
----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                           49,007
----------------------------------------------------------------------------------------------
Trustees' compensation                                                                 9,670
----------------------------------------------------------------------------------------------
Other                                                                                 10,160
                                                                                --------------
Total expenses                                                                     3,267,744
Less voluntary waiver of transfer and shareholder
servicing agent fees--Classes A, B, C and N                                          (80,586)
Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y      (13,567)
Less voluntary waiver of expenses                                                    (25,383)
Less reduction to custodian expenses                                                 (45,810)
                                                                                --------------
Net expenses                                                                       3,102,398

==============================================================================================
Net Investment Loss                                                               (1,973,686)

==============================================================================================
Realized and Unrealized Gain (Loss)

Net realized loss on investments                                                 (55,056,517)
----------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                             (20,465,073)
                                                                                --------------
Net realized and unrealized loss                                                 (75,521,590)

==============================================================================================
Net Decrease in Net Assets Resulting from Operations                            $(77,495,276)
                                                                                ==============

See accompanying Notes to Financial Statements.

                       13 | OPPENHEIMER ENTERPRISE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Six Months             Year
                                                                   Ended            Ended
                                                       February 28, 2002       August 31,
                                                             (Unaudited)             2001
===========================================================================================
Operations

Net investment loss                                        $  (1,973,686)  $   (6,659,795)
-------------------------------------------------------------------------------------------
Net realized loss                                            (55,056,517)    (269,325,944)
-------------------------------------------------------------------------------------------
Net change in unrealized depreciation                        (20,465,073)    (349,117,778)
                                                           --------------------------------
Net decrease in net assets resulting from operations         (77,495,276)    (625,103,517)

===========================================================================================
Dividends and/or Distributions to Shareholders

Distributions from net realized gain:
Class A                                                               --      (41,594,001)
Class B                                                               --      (21,675,013)
Class C                                                               --       (4,490,150)
Class N                                                               --               --
Class Y                                                               --       (5,908,153)

===========================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                      (25,355,185)       6,275,420
Class B                                                      (17,300,496)      17,232,380
Class C                                                       (2,157,413)       2,731,474
Class N                                                          180,741           86,685
Class Y                                                       (3,218,888)      (9,857,618)

===========================================================================================
Net Assets

Total decrease                                              (125,346,517)    (682,302,493)
-------------------------------------------------------------------------------------------
Beginning of period                                          409,819,580    1,092,122,073
                                                           --------------------------------
End of period (including accumulated net investment
loss of $2,038,661 and $64,975, respectively)              $ 284,473,063   $  409,819,580
                                                           ================================

See accompanying Notes to Financial Statements.

                       14 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS

                                              Six Months                                                                  Year
                                                   Ended                                                                 Ended
                                       February 28, 2002                                                            August 31,
Class A                                      (Unaudited)          2001          2000          1999          1998          1997
==================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period              $14.92        $39.08        $26.37        $14.72        $16.98        $15.48
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.04)         (.18)         (.15)         (.11)         (.14)         (.09)
Net realized and unrealized gain (loss)            (2.95)       (21.40)        14.52         12.08          (.75)         2.66
                                                ----------------------------------------------------------------------------------
Total income (loss) from investment
operations                                         (2.99)       (21.58)        14.37         11.97          (.89)         2.57
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                 --          (2.58)        (1.66)         (.32)        (1.37)        (1.07)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.93        $14.92        $39.08        $26.37        $14.72        $16.98
                                                ==================================================================================

==================================================================================================================================
Total Return, at Net Asset Value(1)               (20.04)%      (57.56)%       54.89%        82.34%        (5.65)%       17.88%

==================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)        $163,681      $233,045      $624,971      $335,682       $74,456       $52,455
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $195,991      $357,113      $563,739      $182,121       $72,059       $42,895
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment loss                                (0.91)%       (0.81)%       (0.37)%       (0.47)%       (0.81)%       (1.18)%
Expenses                                            1.67%         1.33%         1.24%         1.48%         1.48%(3)      1.50%(3)
Expenses, net of reduction to custodian
expenses, voluntary waiver of transfer agent
fees and voluntary waiver of expenses               1.58%          N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               90%          160%          142%          134%          182%          142%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                       15 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                   Six Months                                                              Year
                                                        Ended                                                             Ended
                                            February 28, 2002                                                        August 31,
Class B                                           (Unaudited)          2001          2000          1999        1998        1997
===================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                   $14.17        $37.57        $25.58        $14.38      $16.75      $15.39
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.18)         (.30)         (.39)         (.11)       (.15)       (.18)
Net realized and unrealized gain (loss)                 (2.70)       (20.52)        14.04         11.63        (.85)       2.61
                                                      -----------------------------------------------------------------------------
Total income (loss) from investment
operations                                              (2.88)       (20.82)        13.65         11.52       (1.00)       2.43
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      --          (2.58)        (1.66)         (.32)      (1.37)      (1.07)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $11.29        $14.17        $37.57        $25.58      $14.38      $16.75
                                                     ==============================================================================

===================================================================================================================================
Total Return, at Net Asset Value(1)                    (20.32)%      (57.87)%       53.73%        81.14%      (6.43)%     17.03%

===================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)             $ 84,742      $125,772      $310,972      $189,699     $43,570     $25,856
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $103,538      $181,217      $294,487      $107,124     $39,003     $20,410
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment loss                                     (1.68)%       (1.58)%       (1.13)%       (1.22)%     (1.58)%     (1.96)%
Expenses                                                 2.43%         2.10%         2.00%         2.23%       2.26%(3)    2.27%(3)
Expenses, net of reduction to custodian
expenses, voluntary waiver of transfer agent
fees and voluntary waiver of expenses                    2.34%         N/A           N/A           N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    90%          160%          142%          134%        182%        142%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                       16 | OPPENHEIMER ENTERPRISE FUND

                                                   Six Months                                                               Year
                                                        Ended                                                              Ended
                                            February 28, 2002                                                         August 31,
Class C                                           (Unaudited)          2001          2000          1999         1998        1997
===================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                   $14.19        $37.61        $25.59        $14.38       $16.74      $15.39
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.15)         (.32)         (.39)         (.10)        (.16)       (.18)
Net realized and unrealized gain (loss)                 (2.74)       (20.52)        14.07         11.63         (.83)       2.60
                                                      -----------------------------------------------------------------------------
Total income (loss) from investment
operations                                              (2.89)       (20.84)        13.68         11.53         (.99)       2.42
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      --          (2.58)        (1.66)         (.32)       (1.37)      (1.07)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $11.30        $14.19        $37.61        $25.59       $14.38      $16.74
                                                      =============================================================================

===================================================================================================================================
Total Return, at Net Asset Value(1)                    (20.37)%      (57.86)%       53.83%        81.22%       (6.38)%     16.97%

===================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)              $18,346       $25,468       $64,522       $39,083      $ 8,746     $ 5,653
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $21,706       $37,410       $60,868       $21,790      $ 7,908     $ 4,539
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment loss                                     (1.68)%       (1.57)%       (1.13)%       (1.22)%      (1.58)%     (1.96)%
Expenses                                                 2.43%         2.10%         2.00%         2.22%        2.26%(3)    2.27%(3)
Expenses, net of reduction to custodian
expenses, voluntary waiver of transfer agent
fees and voluntary waiver of expenses                    2.34%          N/A           N/A           N/A          N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    90%          160%          142%          134%         182%        142%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                       17 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                                 Six Months          Period
                                                                                      Ended           Ended
                                                                          February 28, 2002      August 31,
Class N                                                                         (Unaudited)         2001(1)
=============================================================================================================
Per Share Operating Data

Net asset value, beginning of period                                                $14.90           $17.74
-------------------------------------------------------------------------------------------------------------
Loss from investment operations:
Net investment loss                                                                   (.21)            (.01)
Net realized and unrealized loss                                                     (2.79)           (2.83)
                                                                                    -------------------------
Total loss from investment operations                                                (3.00)           (2.84)
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                                    --               --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $11.90           $14.90
                                                                                    =========================

=============================================================================================================
Total Return, at Net Asset Value(2)                                                 (20.13)%         (16.01)%

=============================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                                              $231              $83
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                     $161              $12
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                                  (1.18)%          (0.94)%
Expenses                                                                              1.91%            1.75%
Expenses, net of reduction to custodian expenses,
voluntary waiver of transfer agent fees and voluntary
waiver of expenses                                                                    1.82%             N/A
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 90%             160%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                       18 | OPPENHEIMER ENTERPRISE FUND

                                                              Six Months                                      Year
                                                                   Ended                                     Ended
                                                       February 28, 2002                                August 31,
Class Y                                                      (Unaudited)           2001         2000       1999(1)
=====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                             $15.05          $39.32       $26.41       $23.51
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                        .04            (.09)        (.04)          --(2)
Net realized and unrealized gain (loss)                           (3.03)         (21.60)       14.61         2.90
                                                                -----------------------------------------------------
Total income (loss) from investment operations                    (2.99)         (21.69)       14.57         2.90
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                 --           (2.58)       (1.66)          --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $12.06          $15.05       $39.32       $26.41
                                                                =====================================================

=====================================================================================================================
Total Return, at Net Asset Value(3)                              (19.87)%        (57.48)%      55.58%       12.34%

=====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                        $17,473         $25,450      $91,656      $31,306
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $20,338         $49,978      $80,415      $11,731
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                                      (0.46)%         (0.67)%       0.04%        0.09%
Expenses                                                           1.30%           1.20%        0.91%        0.96%
Expenses, net of reduction to custodian
expenses, voluntary waiver of transfer agent
fees and voluntary waiver of expenses                              1.13%            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              90%            160%         142%         134%

1. For the period from April 1, 1999 (inception of offering) to August 31, 1999.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                       19 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

===============================================================================
1. Significant Accounting Policies
Oppenheimer Enterprise Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
-------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                       20 | OPPENHEIMER ENTERPRISE FUND

-------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of February 28, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $321,466,649. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of August 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

                    Expiring
                    ------------------------------------
                        2009                 $46,931,758

-------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2002, the Fund's projected benefit obligations were increased by $5,410 and payments of $1,783 were made to retired trustees, resulting in an accumulated liability of $68,602 as of February 28, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

                       21 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

===============================================================================
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Noncash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                       22 | OPPENHEIMER ENTERPRISE FUND

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                        Six Months Ended February 28, 2002           Year Ended August 31, 2001(1)
                                              Shares                Amount             Shares               Amount
-------------------------------------------------------------------------------------------------------------------

Class A
Sold                                       2,005,364         $  26,632,019          6,565,975        $ 139,225,411
Dividends and/or
distributions reinvested                          --                    21          1,646,298           38,062,419
Redeemed                                  (3,906,208)          (51,987,225)        (8,587,431)        (171,012,410)
                                         --------------------------------------------------------------------------
Net increase (decrease)                   (1,900,844)        $ (25,355,185)          (375,158)       $   6,275,420
                                         ==========================================================================

-------------------------------------------------------------------------------------------------------------------
Class B
Sold                                         571,649         $   7,193,518          2,055,474        $  44,200,059
Dividends and/or
distributions reinvested                          --                    --            899,773           19,858,000
Redeemed                                  (1,940,627)          (24,494,014)        (2,357,466)         (46,825,679)
                                         --------------------------------------------------------------------------
Net increase (decrease)                   (1,368,978)        $ (17,300,496)           597,781        $  17,232,380
                                         ==========================================================================

-------------------------------------------------------------------------------------------------------------------
Class C
Sold                                         158,490         $   1,998,227          1,082,879        $  20,874,036
Dividends and/or
distributions reinvested                          --                    --            186,299            4,117,226
Redeemed                                    (330,447)           (4,155,640)        (1,189,736)         (22,259,788)
                                         --------------------------------------------------------------------------
Net increase (decrease)                     (171,957)        $  (2,157,413)            79,442        $   2,731,474
                                         ==========================================================================

-------------------------------------------------------------------------------------------------------------------
Class N
Sold                                          13,862         $     181,469              5,591        $      86,685
Dividends and/or
distributions reinvested                          --                    --                 --                   --
Redeemed                                         (52)                 (728)                --                   --
                                         --------------------------------------------------------------------------
Net increase                                  13,810         $     180,741              5,591        $      86,685
                                         ==========================================================================

-------------------------------------------------------------------------------------------------------------------
Class Y
Sold                                         402,000         $   5,407,180          2,848,211        $  61,005,601
Dividends and/or
distributions reinvested                          --                    --            254,004            5,908,153
Redeemed                                    (644,459)           (8,626,068)        (3,741,993)         (76,771,372)
                                         --------------------------------------------------------------------------
Net decrease                                (242,459)        $  (3,218,888)          (639,778)       $  (9,857,618)
                                         ==========================================================================

1. For the year ended August 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for Class N shares.

                       23 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short- term obligations, for the six months ended February 28, 2002, were $287,231,591 and $254,837,069, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets over $1.5 billion. Effective January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.05% of the Fund's average daily net assets until the Fund's trailing one-year performance percentile at the end of the preceding quarter is in the third quintile or better of the Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time. The Fund's management fee for the six months ended February 28, 2002, was an annualized rate of 0.74%.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001, and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

                       24 | OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     Aggregate         Class A      Concessions       Concessions     Concessions     Concessions
                     Front-End       Front-End       on Class A        on Class B      on Class C      on Class N
                 Sales Charges   Sales Charges           Shares            Shares          Shares          Shares
Six Months          on Class A     Retained by      Advanced by       Advanced by     Advanced by     Advanced by
Ended                   Shares     Distributor      Distributor(1)    Distributor(1)  Distributor(1)  Distributor(1)
---------------------------------------------------------------------------------------------------------------------
February 28, 2002     $220,199         $56,872          $46,770          $209,777         $14,877          $1,825

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                       Class A                     Class B                    Class C                     Class N
                    Contingent                  Contingent                 Contingent                  Contingent
                      Deferred                    Deferred                   Deferred                    Deferred
                 Sales Charges               Sales Charges              Sales Charges               Sales Charges
Six Months         Retained by                 Retained by                Retained by                 Retained by
Ended              Distributor                 Distributor                Distributor                 Distributor
---------------------------------------------------------------------------------------------------------------------
February 28, 2002       $5,673                    $207,062                     $2,459                         $--

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 28, 2002, payments under the Class A plan totaled $230,174, all of which were paid by the Distributor to recipients, and included $13,531 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

                       25 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
4. Fees and Other Transactions with Affiliates  Continued
Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended February 28, 2002, were as follows:

                                                                                             Distributor's
                                                                          Distributor's          Aggregate
                                                                              Aggregate       Unreimbursed
                                                                           Unreimbursed      Expenses as %
                                   Total Payments    Amount Retained           Expenses      of Net Assets
                                       Under Plan     by Distributor         Under Plan           of Class
------------------------------------------------------------------------------------------------------------
Class B Plan                             $514,557           $406,946         $1,643,234               1.94%
Class C Plan                              107,833             25,385            256,582               1.40
Class N Plan                                  398                379              3,808               1.65

                       26 | OPPENHEIMER ENTERPRISE FUND

================================================================================
5. Illiquid or Restricted Securities
As of February 28, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of February 28, 2002, was $2,136,915, which represents 0.75% of the Fund's net assets, of which $1,731,915 is considered restricted. Information concerning restricted securities is as follows:

                                        Acquisition                    Valuation as of        Unrealized
Security                                      Dates            Cost  February 28, 2002      Depreciation
----------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Abgenix, Inc., PIPE                         11/3/00      $7,000,000         $1,263,500        $5,736,500
Axsun Technologies, Inc., Cv., Series C    12/13/00       6,000,002            256,350         5,743,652
Multiplex, Inc., Cv., Series C               2/9/01       3,999,998            212,065         3,787,933

================================================================================
6. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings outstanding during the six months ended or at February 28, 2002.

                       27 | OPPENHEIMER ENTERPRISE FUND

OPPENHEIMER ENTERPRISE FUND

================================================================================
Officers and Trustees    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         John V. Murphy, President and Trustee
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Clayton K. Yeutter, Trustee
                         James F. Turner, II, Vice President
                         Robert G. Zack, Secretary
                         Brian W. Wixted, Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Katherine P. Feld, Assistant Secretary
                         Kathleen T. Ives, Assistant Secretary
                         Denis R. Molleur, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and             OppenheimerFunds Services
Shareholder Servicing
Agent

================================================================================

Custodian of             The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors     KPMG LLP

================================================================================
Legal Counsel            Mayer, Brown, Rowe and Maw

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc. 498 Seventh Avenue, New York, NY 10018

                         (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                       28 | OPPENHEIMER ENTERPRISE FUND

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--------------------------------------------------------------------------------
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RS0885.001.0202  April 29, 2002